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October 11, 2018

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

RE:  Minnesota Life Variable Life Account
     File Number 333-96383 and 811-4585

Dear Ladies and Gentlemen:

On behalf of Minnesota Life Variable Life Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 9, 2018.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen
---------------------------------

Timothy E. Wuestenhagen
Senior Counsel

TEW:mab